Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net loss	$ (165,678)	$ (33,209)	$ (13,445)
Items not affecting cash and other items:
Depreciation and amortization	12,636	12,736	8,414
Provision for loan losses	15,383	8,476	9,451
Credit facility interest expense	4,640	4,109	6,194
Debenture and other financing expense	2,111	3,841	6,170
Accretion related to debentures and convertible debentures	1,249	1,252	963
Share of loss in investment accounted for using the equity method	20,569	278	0
Stock-based compensation expense	8,712	11,683	2,041
Revaluation loss (gain)	3,489	(15,671)	2,426
Impairment of investment using the equity method	58,263	0	0
Impairment of goodwill	31,758	0	0
Other non-operating expense (income)	7,509	1,954	(606)
Income tax recovery	(336)	(285)	0
Cash flows from (used in) operations before changes in working capital	305	(4,836)	21,608
Changes in:
Net issuance of loans receivable	(16,392)	(17,081)	2,080
Proceeds from sale of loan book	0	0	31,572
Prepaid expenses, and other receivables and assets	(2,003)	(2,537)	513
Accounts payable, accruals and other	(805)	2,784	(3,328)
Restricted cash	(132)	(1,446)	0
Cash (used in) provided by operating activities	(19,027)	(23,116)	52,445
Interest paid	(7,906)	(7,974)	(8,640)
Income taxes paid	(76)	0	0
Net cash (used in) provided by operating activities	(27,009)	(31,090)	43,805
Investing activities
Investment in intangible assets	(7,482)	(7,503)	(4,796)
Cash invested in investment portfolio	(1,837)	(3,698)	(150)
Proceeds from sale of (investment in) digital assets	625	(1,250)	0
Proceeds from sale of investment	0	4,878	0
Purchases of property and equipment	(455)	(464)	(23)
Cash invested in investment using the equity method	0	(32,396)	0
Cash acquired upon acquisition of subsidiary	0	839	0
Net cash used in investing activities	(9,149)	(39,594)	(4,969)
Financing activities
Lease liabilities – principal payments	(668)	(660)	(444)
Repayments on debentures	(2,050)	(2,053)	(399)
Net advances (repayments) on credit facility	1,197	7,339	(38,859)
Proceeds from issuance of common shares, net	0	113,329	0
Repurchase of common shares	(1,627)	0	0
Proceeds from exercise of warrants	0	6,375	2,011
Proceeds from exercise of options	69	1,534	557
Net cash (used in) provided by financing activities	(3,079)	125,864	(37,134)
Effect of exchange rate fluctuations on cash and cash equivalents	743	463	0
Net (decrease) increase in cash and cash equivalent	(38,494)	55,643	1,702
Cash and cash equivalent, beginning of period	67,762	12,119	10,417
Cash and cash equivalent, end of period	$ 29,268	$ 67,762	$ 12,119